1290 Avenue of the Americas

New York, NY 10104

Robert Negron, Jr.

Senior Director & Counsel

212-314-2830(Tel.)

212-707-1900(Fax)

December 10, 2013

VIA EDGAR

Ms. Alison White

United States Securities and Exchange Commission

Office of Insurance Products

Division of Investment Management

Mail Stop 8629

Washington, DC 20549-8629

RE:	MONY Life Insurance Company of America

MONY America Variable Account K

Initial Registration Statements on Form N-6

File Nos. 333-191149, and 333-191150, and 811-22886

Dear Ms. White:

On behalf of MONY Life Insurance Company of America (“MONY America”) we are filing herewith Pre-Effective Amendments (collectively, the “Amendments”) to MONY America’s Form N-6 Registration Statement under the Securities Act of 1933 and to the Registration Statement on the same Form N-6 under the Investment Company Act of 1940 with respect to MONY America Variable Account K of MONY America (collectively, the “Registration Statements”). Note that the Amendments include the consent of our independent registered public accounting firm.

On September 13, 2013, we filed initial Registration Statements on Form N-6 describing MONY America’s plan to transfer the assets related to Incentive Life Legacy I and II and Corporate Sponsored Variable Universal Life Insurance (“CSVUL”) policies from MONY America Variable Account L to MONY America Variable Account K. On November 12, 2013, we received written comments on this filing from you. We provided responses to those comments on Thursday, December 5, 2013. MONY America believes that it has been fully responsive to the Staff’s comments, that the responses do not raise additional issues for the Staff’s consideration and that, other than the changes discussed above, no material changes have been made in the Amendments.

I hereby certify that the Amendments meet all of the requirements for effectiveness pursuant to Rule 485(b) under the Securities Act of 1933 and that the Amendments do not contain disclosures which would render them ineligible to become effective pursuant to Rule 485(b) under the 1933 Act.

We hereby acknowledge that the Staff of the Commission has not passed upon the accuracy or adequacy of the prospectus supplements for the Registration Statements.

We acknowledge that the review of the filings by the Staff of the Commission does not relieve the Registrant of its full responsibility for the adequacy and accuracy of the disclosure of this filing nor does it foreclose the Commission from taking any action with respect to the filings.

Further, we acknowledge that the Registrant may not assert as a defense in any proceeding initiated by the Commission or any person under federal securities law that the Staff of the Commission reviewed the filing and provided comments to the registrant or that the filings became automatically effective thereafter.

Request for Acceleration

Pursuant to Rule 461 under the Securities Act of 1933, the Registrant hereby requests that the Registration Statements, as amended by the Amendments, be declared effective as of December 13, 2013, or as soon thereafter as practicable. The Registrant is aware of its obligations under the Securities Act of 1933.

Please contact either Chris Palmer, Esq., of Goodwin Procter at (202) 346-4253 or me if you have any questions on our responses to the staff’s comments. We appreciate your assistance with this filing.

Yours truly,

/s/ Robert Negron, Jr.
Robert Negron, Jr.

Cc: Christopher E. Palmer, Esq.